Discontinued operations	6 Months Ended
Jun. 30, 2022
Cash flows from continuing and discontinued operations [abstract]
Discontinued operations
3.	Discontinued operations
The Company entered into various agreements, including two share purchase agreement(s), or SPA(s), in 2021 for the sale of businesses and assets that were no longer part of its core strategy and continues to take steps towards the divestment of non-core
assets and the settlement of liabilities that were not disposed of in 2021.
Discontinued operations for the periods presented in the interim financial statements comprise the revenues and expenses of operations and the gains and transaction expenses related thereto, for the following activities and assets:

•
four subsidiaries namely Prometic Plasma Resources Inc. (PPR), Prometic Plasma Resources USA Inc. (PPR USA), Prometic Bioproduction Inc. (PBP) and Prometic Biotherapeutics Inc. (PBT), which were formerly part of the plasma-derived therapeutics segment and which were sold, together with the Priority Review Voucher (PRV), in a series of transactions in 2021, and another subsidiary, Prometic Biotherapeutics Ltd, also part of the same segment, which operations have ceased; and

•	the operating costs of the Labrosse facility, located in Pointe-Claire, Québec.

All amounts relating to the activities above have been presented as discontinued operations in the current and prior periods. More specifically, we have restated the prior periods to remove the impact of those operations from all lines in the financial statements (revenues, cost of sales and production cost, R&D and administration, selling and marketing being the lines most impacted) and have reclassified those results to the income (loss) from discontinued operations lines in the interim financial statements. The proceeds and expenses pertaining to the sale of the businesses and assets are included as part of the gain (loss) on sale of discontinued operations.
The sale of PPR and PPR USA, the plasma collection centers, to Kedrion S.p.A, or Kedrion, closed on May 21, 2021. Concurrently with the closing of this transaction, the Company entered into an option agreement, or Option, which granted Kedrion the right to acquire the Ryplazim
®
business by June 15, 2021 which was subsequently extended to June 22, 2021. The SPA for the Ryplazim
®
business was signed on June 2, 2021, with the sale of PBP subsequently closing on July 9, 2021. Between the original expiry date of the Option and the sale of PBP, the Company received additional proceeds compensating the Company for the extension of the Option and the operating costs of PBP until that date. On August 6, 2021, PBT entered into a definitive agreement for the sale of the PRV for proceeds of USD 105 million. The sale of the PRV closed on September 28, 2021 with Liminal receiving $130,966 (net of selling costs of $1,891
)
. The sale of PBT closed on October 15, 2021.
As part of the SPAs signed with Kedrion, the Company may be required to indemnify the buyer if certain events occur following the closing of each sale transactions, subject to contractual limitations on such indemnifications. The buyer has made certain claims for indemnification since the transactions originally closed which are still under evaluation. Estimates of potential payments and actual payments, if any, are/will be recorded against the gain on sale of discontinued operations, in the period an indemnification obligation becomes known.
The Labrosse plant, formerly part of the plasma-derived therapeutics segment and previously classified as property, plant and equipment, met the criteria to be classified as held for sale during the quarter ended March 31, 2022, and is presented as such in the consolidated statement of financial position at June 30, 2022.

Gain on sale of discontinued operations
The details of the gain on sale of discontinued operations during the quarter and six months ended June 30, 2022 and 2021 are provided in the table below.

	Quarter ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Sale of plasma collection centers
Proceeds received	$—	$12,826	$—	$12,826
Less:
Carrying amount of net assets sold	—	10,849	—	10,849
Transaction costs	—	204	—	204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	(44)	—	(44)
Gain on sale of plasma collection centers	$—	$1,817	$—	$1,817

Sale of Ryplazim business
Proceeds received	$—	$9,084	$—	$9,084
Less:
Indemnification adjustments	—	—	600	—
Transaction costs	—	203	—	203
Gain (loss) on sale of Ryplazim business	$—	$8,881	$(600)	$8,881
Gain (loss) on sale of discontinued operations, net of income taxes $nil	$—	$10,698	$(600)	$10,698
During the six months ended June 30, 2022, the Company recorded an indemnification adjustment expense of
 $600, which represents a disputed research and development tax credit claim with a taxation authority.

Results and cash flows from discontinued operations
The net loss from discontinued operations for the quarter and six months ended June 30, 2022 and 2021 are presented below:

	Quarter ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Revenues	$8	$423	$15	$949

Expenses
Cost of sales and other production expenses	—	750	—	1,456
Research and development expenses 1)	(389)	27,992	(1,201)	32,355
Administration expenses	—	1,095	—	2,190
Gain on foreign exchange	(12)	(4)	(12)	(138)
Finance costs	143	823	143	2,166
Current income taxes	—	1	—	1
Income (loss) from discontinued operations, net of income taxes	$266	$(30,234)	$1,085	$(37,081)
1)
  Research and development expense (income) includes expenses (income) recognized in regards to a provision relating to an agreement with a contract development and manufacturing organization, or CDMO, which is accounted for in part as a lease (note 4) and an onerous contract (note 5). The expense (income) results from changes to the discounted value of the provision caused by increases/decreases in expected payments, which include increases in the annual inflation rate that exceed 3%, and by changes in the discount rates used to calculate the net present value of the provision (note 5).
The consolidated statements of cash flows for the six months ended June 30, 2022 and 2021 were not restated to present the cash flows from the discontinued operations separately as the Company selected to provide this information in the present note. The cash flows from the discontinued operations and the gain on sale of discontinued operations for the six months ended June 30, 2022 and 2021 are presented in the following table:

	June 30, 2022	June 30, 2021

Cash flows from operating activities 1)	$—	$4,734
Cash flows used in financing activities	—	(3,469)
Cash flows used in investing activities	—	20,250
Net effect of currency exchange rate on cash	—	(31)
Cash flows generated during the period	$—	$21,484

1)
When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal to the discontinued operations, have been classified as part of the operating activities cash flows.